JPMorgan Managed Income Fund Average Annual Total Returns - I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	2.47%	1.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.39%	1.93%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.18%	1.39%	1.13%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	1.40%	1.13%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the ICE BofA 3-Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Index.